Description of Plan - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, automatic deferral rate contribution	6.00%
Employee benefit plan, annual automatic increase in deferral rate	1.00%
Employee benefit plan, maximum pre-tax deferral rate	10.00%
Employee benefit plans, profit sharing contribution, service period	1 year
Employee benefit plans, service hours per year	1000 hours
Employee benefit plan, participant contribute percentage	92.00%
Employee benefit plan, internal revenue service limit amount	$ 23,500
Employee benefit plan, participant maximum catch up contribution amount	$ 7,500
Employee benefit plan, Payroll salary reduction deferrals on participant, percentage	50.00%
Employee benefit plan, matching contribution amount	$ 2,723,865
Employee benefit plan, profit sharing contribution amount	1,314,471
Employee benefit plan, employee Qualified Non Elective contribution	$ 1,769,532
Employee benefit plans, vesting percentage	100.00%
Employee benefit plan, number of years of continuous service in vesting of employee contribution.	3 years
Employee benefit plan, forfeited non-vested accounts	$ 86,248	$ 55,084
Employee benefit plan, forfeited amounts totaled	82,212
Employee benefit plan, earnings on forfeited amounts	1,763
Employee benefit plan, forfeitures to administrative expenses	21,818
Employee benefit plan, note receivable from participant, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, percentage	50.00%